License Agreement - Additional Information (Details) $ in Thousands, £ in Millions					3 Months Ended
	Mar. 24, 2023 USD ($)	Mar. 24, 2023 GBP (£)	Mar. 21, 2023 USD ($)	Mar. 21, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expenses					$ 10,893	$ 19,948
Other income, net					664	$ 990
Forcefield Therapeutics Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee			$ 600	£ 0.5
Development and regulatory milestone payments			$ 22,000	£ 18.3
Research and development expenses					600
Syncona IP Holdco (2) Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Development and regulatory milestone payments	$ 15,100	£ 12.5
Upfront payment	$ 600	£ 0.5
License agreement expiration term	20 years	20 years
Other income, net					$ 600